Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) (USD $)	0 Months Ended	1 Months Ended							0 Months Ended					0 Months Ended				0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended					0 Months Ended		0 Months Ended			0 Months Ended				0 Months Ended					6 Months Ended
	Mar. 19, 2014	Mar. 19, 2014	Jun. 30, 2014	Jun. 16, 2014	Jun. 11, 2014	Jun. 06, 2014	Apr. 21, 2014	Dec. 31, 2013	Mar. 19, 2014 Hull S418 [Member] Option To Extend [Member]	Mar. 19, 2014 Hull S418 [Member] Option to Extend Year Two [Member]	Mar. 19, 2014 Hull S418 [Member] T	Dec. 05, 2013 Hull S418 [Member] T	Dec. 05, 2013 Hull S418 [Member]	Mar. 19, 2014 Hull S407 [Member] Option To Extend [Member]	Mar. 19, 2014 Hull S407 [Member] T	Dec. 16, 2013 Hull S407 [Member] T	Dec. 16, 2013 Hull S407 [Member]	Feb. 06, 2014 Hull S406 [Member] T	Feb. 06, 2014 Hull S406 [Member]	Jun. 20, 2014 M/T EShips Taweelah [Member] Option To Extend [Member]	Jun. 20, 2014 M/T EShips Taweelah [Member]	Jun. 20, 2014 M/T EShips Taweelah [Member]	Jun. 30, 2014 M/T EShips Taweelah [Member]	Feb. 14, 2014 M/T EShips Taweelah [Member]	Feb. 06, 2014 M/T EShips Taweelah [Member]	Dec. 19, 2013 M/T EShips Taweelah [Member]	Dec. 16, 2013 M/T EShips Taweelah [Member]	Mar. 19, 2014 Hull S418 and Hull S407 [Member]	Mar. 19, 2014 Hull S418 and Hull S407 [Member]	Mar. 19, 2014 Hull S414 [Member] Option To Extend [Member]	Mar. 19, 2014 Hull S414 [Member] T	Mar. 19, 2014 Hull S414 [Member]	Mar. 19, 2014 Hull S417 [Member] Option To Extend [Member]	Mar. 19, 2014 Hull S417 [Member] Option to Extend Year Two [Member]	Mar. 19, 2014 Hull S417 [Member] T	Mar. 19, 2014 Hull S417 [Member]	Mar. 19, 2014 Hull S419 [Member] Option To Extend [Member]	Mar. 19, 2014 Hull S419 [Member] Option to Extend Year Two [Member]	Mar. 19, 2014 Hull S419 [Member] T	Mar. 19, 2014 Hull S419 [Member]	Jun. 30, 2014 Hull Nos. S407, S414, S417, S418 and S419 [Member] Right to Buy Back Shares [Member]	Jun. 30, 2014 Hull Nos. S407, S414, S417, S418 and S419 [Member]	Jun. 06, 2014 Follow-On Offering [Member]	Jun. 06, 2014 Alpha Bank [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Size of Vessel (in US Ton)											39,000	39,000			50,000	50,000		50,000													50,000				50,000				39,000
Vessel Acquisition Purchase Price													$ 35,000,000				$ 37,000,000		$ 38,250,000						$ 38,250,000				$ 14,693,000			$ 10,990,000				$ 10,820,000				$ 6,830,000
Vessel Acquisition Deposit													7,000,000				7,400,000							3,500,000		7,400,000	7,400,000
Payment to Purchase of Vessel																					27,350,000
Debt Instrument, Face Amount																																												20,125,000
Application of Follow on Proceeds																																											7,225,000
Business Combination, Consideration Transferred	43,333,000	43,333,000
Payments to Acquire Businesses, Gross	2,500,000	2,500,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	5,833,214	5,833,214
Share Capital Percentage																												100.00%			100.00%				100.00%				100.00%
Charter Term											3 years				2 years							2 years									2 years				5 years				3 years
Charter Rate Per Day									16,000	16,750	15,200			17,250	16,000					17,250		16,000								17,250	16,000		17,600	18,400	16,800		16,000	16,750	15,200
Agreement Deposit																													7,000,000
Advances For Vessels Acquisitions Under Construction			22,301,000					14,400,000																																		22,084,000
Capitalized Expenses for Vessel Acquisitions/ Under Construction																							$ 708,000																			$ 217,000
Right to Buy Back Shares (in Shares)																																										2,046,342
Share Price (in Dollars per share)			$ 2	$ 2.11	$ 1.85	$ 2.00	$ 0.01																																		$ 8.40